SCHEDULE OF STOCK OPTION ACTIVITY (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock Plan
Stock Options, Outstanding, Beginning Balance	1,800,000	1,800,000
Weighted Average Exercise Price, Beginning Balance	$ 1.00	$ 1.00
Stock Options, Granted	20,000		4,300,000
Weighted Average Exercise Price, Granted	$ 1.00		$ 0.42
Stock Options, Canceled
Weighted Average Exercise Price, Canceled
Stock Options, Exercised			(2,500,000)
Weighted Average Exercise Price, Exercised			$ 0.0001
Stock Options, Outstanding, Ending Balance	1,820,000	1,800,000	1,800,000
Weighted Average Exercise Price, Ending Balance	$ 1.00	$ 1.00	$ 1.00